New York Life Insurance Company 51 Madison Avenue New York, NY 10010 Bus: 212-576-4498 E-mail: erica_e_carrig@newyorklife.com www.newyorklife.com Erica E. Carrig Associate General Counsel

VIA EDGAR

November 14, 2017

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	New York Life Insurance and Annuity Corporation

Variable Universal Life Separate Account – I

File No. 333-190312

Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby certify on behalf of New York Life Insurance and Annuity Corporation (“NYLIAC”) and Variable Universal Life Separate Account-I (“Separate Account”) that the supplement dated October 31, 2017 to the prospectus dated May 1, 2017, that would have been filed under Rule 497(c) does not differ from that contained in the Separate Account’s Post Effective Amendment No. 5 on Form N-6 which was filed electronically with the Commission on October 31, 2017.

If you have any questions regarding this submission, please contact the undersigned at (212) 576-4498.

Very truly yours,

/s/ Erica E. Carrig
Erica E. Carrig
Associate General Counsel